Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
Sales of goods	$72	$654	$78	$2,274
Sales of services	27	-	153	1,118
Total revenue from contracts with customers	$99	$654	$231	$3,392

The timing of revenue recognition is analyzed as follows:

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
Timing of revenue recognition
Revenue recognized at a point in time	$72	$654	$78	$2,274
Revenue recognized over time	27	-	153	1,118
Total revenue from contracts with customers	$99	$654	$231	$3,392

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Sales of goods	$199	$918
Sales of services	3,077	618
Total revenue from contracts with customers	$3,276	$1,536

The timing of revenue recognition is analyzed as follows:

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Timing of revenue recognition
Revenue recognized at a point in time	$526	$918
Revenue recognized over time	2,750	618
Total revenue from contracts with customers	$3,276	$1,536